Intangible Assets, Net - Schedule of Intangible Assets (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Gross Carrying Amount	$ 13,000,000	$ 13,000,000
Net Amount
Indefinite Lived Intangible Assets Accumulated Amortization	1,401,937	312,269
Intangible Assets, Net	11,598,063	12,687,731	$ 10,772,241
Trademarks and Trade Names [Member]
Gross Carrying Amount	3,140,000	3,140,000
Indefinite Lived Intangible Assets Accumulated Amortization
Intangible Assets, Net	3,140,000	3,140,000
Indefinite-lived Intangible Assets [Member]
Gross Carrying Amount	3,140,000	3,140,000
Indefinite Lived Intangible Assets Accumulated Amortization
Intangible Assets, Net	$ 3,140,000	$ 3,140,000
Customer Relationships [Member]
Useful Life	15 years	15 years
Weighted Average Remaining Life	13 years 9 months 18 days	14 years 9 months 18 days
Gross Carrying Amount	$ 4,270,000	$ 4,270,000
Accumulated Amortization	339,556	61,555
Net Amount	$ 3,930,444	$ 4,208,444
Developed Technology [Member]
Useful Life	7 years	7 years
Weighted Average Remaining Life	5 years 8 months 12 days	6 years 8 months 12 days
Gross Carrying Amount	$ 3,800,000	$ 3,800,000
Accumulated Amortization	697,619	159,524
Net Amount	$ 3,102,381	$ 3,640,476
Membership Network [Member]
Useful Life	7 years	7 years
Weighted Average Remaining Life	5 years 8 months 12 days	6 years 8 months 12 days
Gross Carrying Amount	$ 1,740,000	$ 1,740,000
Accumulated Amortization	331,429	82,857
Net Amount	$ 1,408,571	$ 1,657,143
Noncompete Agreements [Member]
Useful Life	2 years	2 years
Weighted Average Remaining Life	8 months 12 days	1 year 8 months 12 days
Gross Carrying Amount	$ 50,000	$ 50,000
Accumulated Amortization	33,333	8,333
Net Amount	16,667	41,667
Finite-Lived Intangible Assets [Member]
Gross Carrying Amount	9,860,000	9,860,000
Accumulated Amortization	1,401,937	312,269
Net Amount	$ 8,458,063	$ 9,547,731